Annual Total Returns[BarChart] - Direxion Daily Latin America Bull 2X Shares - Direxion Daily Latin America Bull 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(60.50%)	3.51%	(41.83%)	(45.18%)	(74.87%)	63.17%	65.22%	(39.16%)	17.88%	(82.20%)